EQUITY - Schedule Of Options (Details) - Equity-Settled Share-Based Payment Arrangement $ / shares in Units, shares in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2022 shares	Dec. 31, 2022 yr	Dec. 31, 2021 shares $ / shares
Management Share Option Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average share price, share options granted	$ 36.37	$ 46.62
Management Share Option Plan | NYSE Common Class A Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement | shares			44,093,000		43,794,000
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 26.30	$ 25.16			$ 22.59
Number of share options granted in share-based payment arrangement | shares	716,000	3,956,000
Weighted average exercise price of share options granted in share-based payment arrangement	$ 36.37	$ 46.62
Exercised (in shares) | shares	(4,731,000)	(3,258,000)
Weighted average exercise price of share options exercised in share-based payment arrangement	$ 16.25	$ 15.35
Number Of Share Options Cancelled In Share-Based Payment Arrangement | shares	(333,000)	(399,000)
Weighted average exercise price of share options exercised (in dollars per share) | $	$ 39.57	$ 35.70
Escrowed Stock Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options outstanding in share-based payment arrangement	41,337,000		39,425,000	39,425,000,000	50,378,000
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 35.03	$ 35.00			$ 25.14
Number of share options granted in share-based payment arrangement | shares	2,155,000	43,650,000
Exercised (in shares) | shares	(228,000)	(54,600,000)
Weighted average exercise price of share options exercised in share-based payment arrangement	$ 34.84	$ 26.94
Number Of Share Options Cancelled In Share-Based Payment Arrangement | shares	(15,000)	(3,000)
Weighted average share price, share options granted	$ 36.37	$ 36.25
Weighted average exercise price of share options expired in share-based payment arrangement	$ 43.51	$ 41.06